Trade and other receivables - Ageing of trade receivables and provision for impairment (Details) - Trade receivables - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Gross
Trade and other receivables
Financial assets	£ 692	£ 474
Gross | Not due
Trade and other receivables
Financial assets	290	224
Gross | Overdue by less than 1 month
Trade and other receivables
Financial assets	155	100
Gross | Overdue by between 1 and 3 months
Trade and other receivables
Financial assets	117	66
Gross | Overdue by between 3 and 6 months
Trade and other receivables
Financial assets	55	30
Gross | Overdue by between 6 and 12 months
Trade and other receivables
Financial assets	38	23
Gross | Overdue by more than 12 months
Trade and other receivables
Financial assets	37	31
Accumulated impairment
Trade and other receivables
Financial assets	(70)	(50)	£ (61)
Accumulated impairment | Not due
Trade and other receivables
Financial assets	(4)	(2)
Accumulated impairment | Overdue by less than 1 month
Trade and other receivables
Financial assets	(4)	(2)
Accumulated impairment | Overdue by between 1 and 3 months
Trade and other receivables
Financial assets	(6)	(3)
Accumulated impairment | Overdue by between 3 and 6 months
Trade and other receivables
Financial assets	(8)	(4)
Accumulated impairment | Overdue by between 6 and 12 months
Trade and other receivables
Financial assets	(18)	(13)
Accumulated impairment | Overdue by more than 12 months
Trade and other receivables
Financial assets	£ (30)	£ (26)